UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22517
ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments
As of June 30, 2013 (unaudited)

Strategy	Investments	Cost	Fair Value
Investment Funds - 99.4%
Asset-Backed Securities - 18.6%	Halcyon Structured Opportunities Fund LP *	$13,992	$10,949
	Perella Weinberg Partners Asset Based Value Offshore L.P.	5,070,709	5,819,300
	Pine River Fixed Income Fund Ltd.	3,978,811	4,809,162
	Seer Capital Partners Offshore Fund Ltd.	5,350,000	5,691,168
	Serengeti Lycaon Overseas Ltd	5,380,734	6,095,774
			22,426,353
Equity Special Situations - 8.6%	Ironsides Partners Special Situations Offshore Fund Ltd.	1,530,000	1,524,888
	Jet Capital Concentrated Offshore Fund, Ltd.	3,997,383	4,650,081
	Jet Capital Select Opportunities Offshore Fund, Ltd.	900,000	893,063
	Pershing Square Holdings, Ltd.	2,602,093	2,762,764
	Third Point Offshore Investors Ltd	358,332	554,600
			10,385,396
Event Driven/Distressed - 18.9%	Anchorage Capital Partners, L.P.	11,470	3,047
	Anchorage Capital Partners Offshore, Ltd.	5,618,631	6,275,466
	Archer Capital Fund LP *	60,760	54,391
	Archer SPE I L.L.C. *	89,667	71,976
	Drawbridge Special Opportunities Fund, LP *	1,361,399	1,910,382
	Garrison Special Opportunities Fund LP *	782,673	765,889
	New Point V Ltd	1,305,900	1,326,478
	Redwood Offshore Fund Ltd	5,900,000	6,780,129
	Silver Lake Credit Fund (Offshore), Ltd.	345,970	474,056
	Venor Capital Offshore Ltd.	4,600,000	5,115,117
			22,776,931
Global Macro - 19.4%	Autonomy Global Macro Fund Limited	5,300,000	5,346,717
	BH Macro Ltd	1,367,692	1,526,970
	Brevan Howard Fund Limited	1,568,126	1,865,067
	COMAC Global Macro Fund Limited	1,719,133	1,616,283
	D.E. Shaw Oculus International Fund	3,026,248	3,394,822
	Discovery Global Macro Fund, Ltd.	2,500,000	2,494,438
	Fortress Macro Fund Ltd	3,600,000	3,908,048
	Tyticus Overseas Partners II Ltd.	83,103	75,089
	WCG Offshore Fund, Ltd	3,091,131	3,098,571
			23,326,005
Long/Short Equity - 21.9%	Cadian Offshore Fund Ltd.	4,208,434	4,268,483
	Fox Point Offshore Ltd.	2,600,000	2,338,388
	Marble Arch Offshore Partners Ltd	2,620,568	3,098,648
	Pelham Long/Short Fund Ltd	3,900,000	4,699,383
	Squadra Equity Fund, Ltd	2,750,000	2,466,420
	SRS Partners Ltd	5,750,000	6,205,712
	Tekne Offshore Fund, Ltd.	3,100,000	3,278,002
	TPG-Axon Partners, LP *	58,990	51,905
			26,406,941
Relative Value - 12.0%	BlueCrest Capital International Limited	1,862,169	2,015,644
	D.E. Shaw Composite Fund, L.L.C.	90,336	89,901
	D.E. Shaw Composite International Fund	7,000,000	7,137,423
	Kildonan Castle Global Credit Opportinity Fund, Ltd	1,800,000	1,757,664
	QVT Onshore LP *	130,635	141,372
	QVT SLV Onshore Ltd. *	39,958	69,136
	QVT Special Investment Onshore Fund Ltd. *	25,171	30,834
	Saba Capital Leveraged Offshore Fund, Ltd.	3,172,643	3,166,030
			14,408,004

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options and Swaptions – 0.0%
Currency Options - 0.0%	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 120	4/24/2014	5,808	29
Index Options - 0.0%	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,525	7/20/2013	13,638	3,030
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,575	8/17/2013	17,958	16,560
					19,590
Total Investments (Cost - $110,660,265**) - 99.4%					119,749,249

Other Assets and Liabilities, net - 0.6%					767,799

Net Assets - 100.0%					$120,517,048
Percentages shown are stated as a percentage of net assets as of June 30, 2013. All investments in Investment Funds are non-income producing.
* Investment Fund held in ASGI Special Asset Holdings, Inc.

** The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2013, as computed for federal income tax purposes, were as follows:

Aggregate cost	$113,089,327

Gross unrealized appreciation	$9,877,874
Gross unrealized depreciation	(3,217,952)
Net unrealized appreciation	$6,659,922

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	22.1%
Global Macro	19.5
Event Driven/Distressed	19.0
Asset-Backed Securities	18.7
Relative Value	12.0
Equity Special Situations	8.7
Total Investment Funds	100.0
Purchased Options and Swaptions	0.0
100.0%

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

Credit Default Swaps Fair Value as of June 30, 2013:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Periods	Change in Unrealized Appreciation/ Depreciation Current Period
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	$(1,016)	$5,402	$(6,432)	$14
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€-	-	-	(1,220)	1,220
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.25)	6/20/2015	€285,000	(940)	(848)	(805)	713
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(19,974)	10,538	(29,442)	(1,070)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$408,000	(16,717)	(12,013)	(4,740)	36
						$(38,647)	$3,079	$(42,639)	$913

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Periods	Change in Unrealized Appreciation/ Depreciation Current Period
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	$2,073	$3,611	$(1,239)	$(299)
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(633)	(816)	169	14
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	(247)	141	203	(591)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	1,169	4,324	(2,535)	(620)
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(367)	(1,835)	1,271	197
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(639)	(606)	(81)	48
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(726)	(3,403)	2,303	374
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	(393)	2,235	(2,708)	80
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(883)	384	(1,466)	199
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(362)	212	(623)	49
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$-	-	-	(622)	622
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(900)	(1,065)	(37)	202
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	(581)	1,054	(1,544)	(91)
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	1,749	1,988	(485)	246
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$126,000	(1,460)	(948)	(657)	145
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$100,000	(829)	(1,334)	299	206
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(137)	(594)	385	72
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(630)	(3,256)	2,297	329
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(84)	13	(134)	37
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,828)	(1,465)	(664)	301
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(756)	(1,057)	(621)	922
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(2,433)	(972)	(1,936)	475
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(459)	1,923	(2,587)	205
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(919)	3,845	(5,172)	408
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	(919)	3,845	(5,172)	408
						$(11,194)	$6,224	$(21,356)	$3,938

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of and for the period ended June 30, 2013:
Description	Strike Price	Expiration Date	Premium Received/ (Paid)	Fair Value	Change in Unrealized Appreciation/ Depreciation Prior Periods	Change in Unrealized Appreciation/ Depreciation Current Period

Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	$4,161	$(11)	$4,156	$(6)
Index Options
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,650	7/20/2013	3,141	(1,305)	-	1,836
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,450	7/20/2013	6,581	(720)	-	5,861
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,675	8/17/2013	5,588	(2,700)	-	2,888
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,500	8/17/2013	8,982	(6,930)	-	2,052
			$28,453	$(11,666)	$4,156	$12,631

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of June 30, 2013 was as follows:
Derivative instruments not accounted for as hedging instruments	Location on Consolidated Statement of Assets, Liabilities and Net Assets	Fair Value

Asset derivative instruments

Credit Contracts	Credit default swaps, at fair value	$4,991
Foreign Exchange Contracts	Investments in purchased currency options contracts, at fair value	29
Equity Index Contracts	Investments in purchased index options contracts, at fair value	19,590

Total asset derivatives		$24,610

Liability derivative instruments

Credit Contracts	Credit default swaps, at fair value	$(54,832)
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	(11)
Equity Index Contracts	Written index options, at fair value proceeds received	(11,655)

Total liability derivatives		$(66,498)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation due to investments in derivatives for the three months ended June 30, 2013 were as follows:

Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Equity	Total

Equity Index Contracts	$(55,681)	$-	$-	$(55,681)
Credit Contracts	-	(298)	-	(298)
Total	$(55,681)	$(298)	$-	$(55,979)

Net Change in Unrealized Appreciation/Depreciation on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Equity	Total

Equity Index Contracts	$33,792	$-	$-	$33,792
Foreign Exchange Contracts	9	-	-	9
Credit Contracts	-	4,851	-	4,851
Total	$33,801	$4,851	$-	$38,652

Fair Value Measurements

ASGI Corbin Multi-Strategy Fund, LLC and its wholly-owned subsidiary, ASGI Special Asset Holdings, Inc. (together, the “Fund”) measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●	Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Alternative Strategies Group, Inc. (the “Adviser”) considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value of investments in various collective investment vehicles (“Investment Funds”). Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal period end. All other investments in Investment Funds are classified as Level 3.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased over-the-counter (“OTC”) currency options, swaptions and credit default swaps can be determined by an independent pricing vender deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized within Level 3 of the fair value hierarchy.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of June 30, 2013 is as follows:

		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
	Total Fair Value at June 30, 2013
Description
Other Financial Instruments
Assets
Purchased Options	$19,619	$19,590	$29	$-
Credit Default Swaps	4,991	-	4,991	-
Liabilities
Written Options	(11,666)	(11,655)	(11)	-
Credit Default Swaps	(54,832)	-	(54,832)	-
Investment Funds
Asset-Backed Securities	22,426,353	-	8,821,268	13,605,085
Equity Special Situations	10,385,396	554,600	4,035,010	5,795,786
Event Driven/Distressed	22,776,931	-	2,843,471	19,933,460
Global Macro	23,326,005	1,526,970	10,225,369	11,573,666
Long/Short Equity	26,406,941	-	12,122,978	14,283,963
Relative Value	14,408,004	-	4,352,372	10,055,632
Total	$119,687,742	$2,089,505	$42,350,645	$75,247,592

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

There were no transfers between Level 1 and Level 2 investments during the current period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Investment Funds - Asset-Backed Securities	Investments in Investment Funds - Equity Special Situations	Investments in Investment Funds - Event Driven/Distressed	Investments in Investment Funds - Global Macro	Investments in Investment Funds - Long/Short Equity	Investments in Investment Funds - Relative Value

Balance, as of April 1, 2013	$15,960,108	$6,139,408	$14,079,636	$6,966,386	$13,371,052	$1,659,292
Realized gain/(loss)	-	-	15,913	-	-	7,664
Change in unrealized appreciation/depreciation	217,700	(29,023)	603,183	(369,131)	(126,136)	64,591
Purchases	2,400,000	1,020,000	1,600,000	6,400,000	2,276,325	8,425,000
(Sales)	-	-	(517,411)	-	-	(47,100)
Transfers into Level 3	-	-	5,025,006	-	349,380	-
Transfers out of Level 3	(4,972,723)	(1,334,599)	(872,867)	(1,423,589)	(1,586,658)	(53,815)
Balance, as of June 30, 2013	$13,605,085	$5,795,786	$19,933,460	11,573,666	$14,283,963	$10,055,632

For Asset-Backed Securities strategies, there were no transfers from Level 2 into Level 3 during the current period. Transfers from Level 3 into Level 2 during the current period were $4,972,723. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was $217,700.

For Equity Special Situations strategies, there were no transfers from Level 2 into Level 3 during the current period. Transfers from Level 3 into Level 2 during the current period were $1,334,599. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was ($29,023).

For Event Driven/Distressed strategies, transfers from Level 2 into Level 3 during the current period were $5,025,006. Transfers from Level 3 into Level 2 during the current period were $872,867. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was $603,183.

For Global Macro strategies, there were no transfers from Level 2 into Level 3 during the current period. Transfers from Level 3 into Level 2 during the current period were $1,423,589. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was ($369,131).

For Long/Short Equity strategies, transfers from Level 2 into Level 3 during the current period were $349,380. Transfers from Level 3 into Level 2 during the current period were $1,586,658. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was ($126,136).

For Relative Value Situations strategies, there were no transfers from Level 2 into Level 3 during the current period. Transfers from Level 3 into Level 2 during the current period were $53,815. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of June 30, 2013 was $64,591.

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

All transfers into Level 3 during the current period were due to a portion of the Fund’s investment in these Investment Funds not being available for withdrawal within 90 days of the Fund’s fiscal period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund’s investment in these Investment Funds now being available for withdrawal within 90 days of the Fund’s fiscal period end.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund; however no such deferrals or suspensions occurred during the period ended June 30, 2013. Moreover, certain funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those funds. As of June 30, 2013, the Fund had unfunded capital commitments of $464,100.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2013.

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

ASGI Corbin Multi-Strategy Fund, LLC.

Consolidated Schedule of Investments (continued)
As of June 30, 2013 (unaudited)

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the March 31, 2013 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-27-2013

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8-27-2013

* Print the name and title of each signing officer under his or her signature.